Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
16.	Quarterly Financial Data (Unaudited)

The following information has been derived from unaudited financial statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information.

	Three Months Ended
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
Revenue	$807	$1,070	$1,201	$1,234

Operating expenses:
Research and development	4,503	5,976	6,258	5,787
General and administrative	1,321	1,709	1,523	1,769

Total operating expenses	5,824	7,685	7,781	7,556

Loss from operations	(5,017)	(6,615)	(6,580)	(6,322)
Interest income	—	—	—	—
Interest expense	(201)	(209)	(189)	—
Other income (expense), net	(522)	205	(281)	691

Net loss and comprehensive loss	(5,740)	(6,619)	(7,050)	(5,631)
Modification of Series A preferred stock	—	10,565	173	743
Modification of Series B preferred stock	—	—	—	(26)
Accruing dividends on Series A preferred stock	(2,087)	(2,152)	(2,459)	(3,026)
Allocation of net income to convertible preferred stockholders	—	(1,726)	—	—

Net income (loss) attributable to common stockholders	$(7,827)	$68	$(9,336)	$(7,940)

Net income (loss) per share attributable to common stockholders—basic	$(14.68)	$0.12	$(16.77)	$(13.95)

Weighted average common shares outstanding—basic	533,097	553,526	556,567	569,026

Net loss per share attributable to common stockholders—diluted	$(14.68)	$(0.46)	$(16.77)	$(13.95)

Weighted average common shares outstanding—diluted	533,097	14,515,998	556,567	569,026

	Three Months Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Revenue	$1,016	$1,476	$1,342	$1,316

Operating expenses:
Research and development	3,363	3,766	4,197	5,418
General and administrative	1,120	1,114	1,090	765

Total operating expenses	4,483	4,880	5,287	6,183

Loss from operations	(3,467)	(3,404)	(3,945)	(4,867)
Interest income	—	—	1	—
Interest expense	—	—	(40)	(159)
Other income (expense), net	(181)	(63)	110	243

Net loss and comprehensive loss	(3,648)	(3,467)	(3,874)	(4,783)
Modification of Series A preferred stock	—	—	(6,037)	—
Accruing dividends on Series A preferred stock	(1,933)	(1,992)	(2,054)	(1,858)

Net loss attributable to common stockholders	$(5,581)	$(5,459)	$(11,965)	$(6,641)

Net loss per share attributable to common stockholders—basic and diluted	$(13.23)	$(12.91)	$(24.22)	$(12.76)

Weighted average common shares outstanding—basic and diluted	421,904	422,910	493,943	520,305